Accounts receivable, net	12 Months Ended
Dec. 31, 2014
Accounts receivable, net [Abstract]
Accounts receivable, net
8.	Accounts receivable, net

	December 31,
	2013	2014
	RMB	RMB

Accounts receivable, gross	131,315	314,778
Less: allowance for doubtful receivables	(31,214)	(57,342)

Accounts receivable, net	100,101	257,436

The following table summarized the details of the Company's allowance for doubtful accounts:

	For the year ended December 31,
	2012	2013	2014
	RMB	RMB	RMB

Balance at beginning of the year	-	(5,716)	(31,214)
Additions charged to general and administrative expenses	(6,884)	(31,987)	(26,246)
Write-off during the year	1,168	6,489	118

Balance at end of the year	(5,716)	(31,214)	(57,342)